Note 12 - Derivative Contracts, at Fair Value	12 Months Ended
Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities Disclosure [Text Block]
12.	Derivative contracts, at fair value

In the normal course of business, the Company utilizes derivative contracts in connection with its oil and natural gas operations. Derivative contracts are subject to additional risks that can result in additional losses. The Company’s derivative activities and exposure to derivative contracts are classified by the following primary underlying risk: commodity price. In addition to its primary underlying risk, the Company is also subject to additional counterparty risk due to inability of its counterparties to meet the terms of their contracts.

Options

The Company is subject to commodity price risk in the normal course of pursuing its investment objectives. The Company may enter into options to speculate on the price movements of the commodity underlying the option or for use as an economic hedge against oil and natural gas production.

Option contracts purchased give the Company the right, but not the obligation, to buy or sell within a limited time, a commodity at a contracted price that may also be settled in cash, based on differentials between specified indices or prices. For some OTC options, the Company may be exposed to counterparty risk from the potential that a seller of an option contract does not sell or purchase the underlying asset as agreed under the terms of the option contract. The maximum risk of loss from counterparty risk to the Company is the fair value of the contracts and the premiums paid to purchase its open option contracts. In these instances, the Company considers the credit risk of the intermediary counterparty to its option transactions in evaluating potential credit risk.

Swap Contracts

Generally, a swap contract is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified notional amount of the underlying assets. The payment flows are usually netted against each other, with the difference being paid by one party to the other. During the term of the swap contracts, changes in value are recognized as unrealized gains or losses by marking the contracts at fair value. Additionally, the Company records a realized gain (loss) when a swap contract is terminated and when periodic payments are received or made at the end of each measurement period. The fair value of open swaps reported in the balance sheet may differ from that which would be realized in the event the Company terminated its position in the contracts. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract.

The loss incurred by the failure of a counterparty is generally limited to the aggregate fair value of swap contracts in an unrealized gain position as well as any collateral posted with the counterparty. The risk is mitigated by having a master netting arrangement between the Company and the counterparty and by the posting of collateral by the counterparty to the Company to cover the Company’s exposure to the counterparty. Therefore, the Company considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk.

Underlying Exposure

At December 31, 2013, the volume of the Company’s derivative activities based on their notional amounts and number of contracts, categorized by primary underlying risk, are as follows:

	Long Exposure			Short Exposure
Primary underlying risk	Notional Amounts(a)		Number of Contracts(b)	Notional Amounts(a)	Number of Contracts(b)
Commodity price
Swap	$			$3,111	4
Options		354	1	266	1
		$354	1	$3,377	5

(a)	Notional amounts presented for contracts are based on the fair value of the underlying commodity as if the contracts were exercised at December 31, 2013.

(b)	Number of contracts is presented in whole numbers.

At December 31, 2012, the volume of the Company’s derivative activities based on their notional amounts and number of contracts, categorized by primary underlying risk, are as follows:

	Long Exposure			Short Exposure
Primary underlying risk	Notional Amounts(c)		Number of Contracts(d)	Notional Amounts(c)	Number of Contracts(d)
Commodity price
Swap	$			$2,751	2
Options		354	1	266	1
		$354	1	$3,017	3

(c)	Notional amounts presented for contracts are based on the fair value of the underlying commodity as if the contracts were exercised at December 31, 2012.

(d)	Number of contracts is presented in whole numbers.

Impact of Derivatives on the Consolidated Balance Sheets and Consolidated Statements of Operations

The following table identifies the fair value amounts of derivative instruments included in the accompanying consolidated balance sheet as derivative assets and derivative liabilities, categorized by primary underlying risk, at December 31, 2013. Balances are presented on a gross basis, prior to the application of the impact of counterparty and collateral netting.

	Derivative Assets		Derivative Liabilities	Amount of gain (loss)
Primary underlying risk
Commodity price
Swaps	$		$(135)	$(261)
Options		1	(9)	(8)
Gross total		1	(144)	(269)
Less: Master netting arrangements		1	(1)
Total	$		$(143)	$(269)

The following table identifies the fair value amounts of derivative instruments included in the accompanying consolidated balance sheet as derivative assets and derivative liabilities, categorized by primary underlying risk, at December 31, 2012.

Balances are presented on a gross basis, prior to the application of the impact of counterparty and collateral netting.

	Derivative Assets	Derivative Liabilities		Amount of gain (loss)
Primary underlying risk
Commodity price
Swaps	$32	$		$42
Options	16		(26)	(260)
Gross total	48		(26)	(218)
Less: Master netting arrangements	26		(26)
Total	$22	$		$(218)

The following table identifies the net gain and (loss) amounts included in the accompanying consolidated statement of operations as derivative losses for the year ended December 31, 2013.

	Realized gain (loss)	Unrealized gain (loss)	Total
Primary underlying risk
Commodity price
Swaps	$(104)	$(157)	$(261)
Options		(8)	(8)
Total	$(104)	$(165)	$(269)

The following table identifies the net gain and (loss) amounts included in the accompanying consolidated statement of operations as derivative losses for the year ended December 31, 2012.

	Realized gain (loss) (e)	Unrealized gain (loss)	Total
Primary underlying risk
Commodity price
Swaps	$21	$21	$42
Options	(342)	82	(260)
Total	$(321)	$103	$(218)

(e)	Realized gain (loss) includes approximately $336 of realized losses on expired derivative options acquired prior to January 1, 2012.